Income Taxes (Details 42) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating Loss Carryforwards [Line Items]
Valuation allowance change in amount	$ (1.4)	$ 1.2
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 118.2
Expiration dates	Mar. 31, 2013
CALIFORNIA
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 50.4
Expiration dates	Mar. 31, 2013